Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from Operating Activities:
Net income:	$ 13,394	$ 2,824
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	15,812	15,042
Amortization and write-off of deferred financing fees	1,287	1,611
Deferred revenue amortization	104	(394)
Amortization of deferred charges	108	72
Loss on derivative financial instrument	3,352	0
Changes in operating assets and liabilities:
Trade accounts receivable	(577)	48
Prepayments and other assets	(481)	(663)
Inventories	(67)	(801)
Due from/to related parties	(3,730)	475
Trade accounts payable	(934)	385
Deferred charges	(181)	(1,038)
Accrued liabilities	(311)	45
Unearned revenue	(940)	(1,462)
Net cash provided by Operating Activities	26,836	16,144
Cash flows from Investing Activities:
Other additions to vessels' equipment	0	0
Net cash used in Investing Activities	0	0
Cash flows from Financing Activities:
Payment of securities registration and other filing costs	0	(139)
Distributions declared and paid	(5,781)	(10,610)
Repayment of long-term debt	(24,000)	(2,400)
Net cash used in Financing Activities	(29,781)	(13,149)
Net (decrease) / increase in cash and cash equivalents and restricted cash	(2,945)	2,995
Cash and cash equivalents and restricted cash at beginning of the period	66,206	109,917
Cash and cash equivalents and restricted cash at end of the period	63,261	112,912
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	13,261	112,912
Restricted cash	50,000	0
Cash and cash equivalents and restricted cash at end of the period	$ 63,261	$ 112,912